Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss on debt extinguishment	$ 0	$ 0	$ 0	$ 3	$ 274	$ 79	$ 56